CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Profit for the year	R$ 2,165,995	R$ 1,243,042	R$ 879,057
Items that will not be reclassified subsequently to profit and loss
Actuarial gains (losses), net of tax effects	(238,780)	96,000	(394,175)
Items that will be reclassified subsequently to profit or loss
Credit risk in mark to market of financial liabilities	17,963	0	0
Total Comprehensive income for the year	1,945,178	1,339,042	484,882
Attributable to owners of the Company	1,837,223	1,275,750	506,709
Attributable to noncontrolling interests	R$ 107,955	R$ 63,292	R$ (21,828)